PROVISIONS - Possible Contingencies (Details)				1 Months Ended			2 Months Ended	12 Months Ended
	Nov. 29, 2018	Feb. 24, 2017	Jun. 01, 2010 ARS ($)	Sep. 30, 2014 ARS ($)	Jun. 30, 2012	Nov. 30, 2011 action	Feb. 28, 2017 company	Dec. 31, 2018 ARS ($) action	Dec. 12, 2001 ARS ($)
Radioelectric Spectrum Fees
Provisions
Difference resulting from both sets of liquidation excluding interests								$ 717,000,000
Claims by Trade Unions
Provisions
Number of legal actions | action								7
Period of default								5 years
SCI
Provisions
Penalty imposed			$ 5,000,000
Reduced penalty			$ 300,000
Adjusted subscription price				$ 152
Claims between Supercanal Holding S.A. and Cablevision
Provisions
Reduction of capital stock									$ 12,000
Subsequent increase in capital									$ 83,012,000
Asociacion por la Defensa de Usuarios y Consumidores
Provisions
Period during which amounts collected for services	5 years
Personal | Civil and commercial proceedings, contingencies | Consumidores Financieros Asociacion Civil para su Defensa
Provisions
Number of years to be considered for reimbursement of excess amount collected						10 years
Number of years to be considered for crediting the customers for unused minutes on expired prepaid cards						10 years
Total number of legal actions within the federal civil and commercial court | action						3
Personal | Civil and commercial proceedings, contingencies | Changes in service prices
Provisions
Period considered for reimbursement of increased price billed to customer					2 months
Personal | Civil and commercial proceedings, contingencies | Claim by content providers
Provisions
Number of companies that initiated a claim | company							4
Maximum percentage of services invoiced that the mobile operators are entitled to receive		40.00%
Period to file interconnection contracts under the ENACOM		30 days